RELATED PARTY TRANSACTIONS AND BALANCES - Transactions (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
RELATED PARTY TRANSACTIONS AND BALANCES
Guarantor obligations proceeds of guarantee fee	¥ 0	¥ 0	¥ 21,000
Guarantor obligations, guarantee fee income receivable	0	3,000	3,000
Guarantor obligations, carrying value	0	0	12,000
Other Income	0	0	6,000
Payments for other fees			5,310
Gain on disposition	¥ 0	12,474
Minimum
RELATED PARTY TRANSACTIONS AND BALANCES
Amortization period for guarantee liability	1 year
Maximum
RELATED PARTY TRANSACTIONS AND BALANCES
Amortization period for guarantee liability	16 years
Xinte Silicon
RELATED PARTY TRANSACTIONS AND BALANCES
Silicon procurement	¥ 1,537,073	824,785	0
Jinko Power
RELATED PARTY TRANSACTIONS AND BALANCES
Revenues from sales of products and provision of processing services to related party	353,000	325,000	27,000
Due from related parties	298,000	423,000
Revenue from rental services	12,000	5,000	4,000
Payments made in advance related to service fee	7,000	7,000	8,000
Electricity fee charged by related party	119,000	27,000	8,000
Jinko-Tiansheng
RELATED PARTY TRANSACTIONS AND BALANCES
Payments for other fees	¥ 0	0	¥ 5,000
Gain on disposition		¥ 12,000
Jinko Power Group [Member]
RELATED PARTY TRANSACTIONS AND BALANCES
Management service provided by JinkoPower	16,400	8,863	8,753